Segment Information (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Schedule of Geographical Areas of Which Company Operates
The following tables present information about geographic areas in which the Company operates (in thousands):

	Year Ended December 31,
	2017	2016	2015
Revenues, adjusted by net allowances(1):
United States	$665,564	$669,636	$709,405
International
Europe(2)	427,655	270,411	376,055
Other geographies	93,819	89,211	44,507
Total	$1,187,038	$1,029,258	$1,129,967
________________________

(1)	Revenues, adjusted by net allowances, are attributed to countries based on location of customer.

(2)	Based on the financial information that is used to produce the general-purpose financial statements, providing further geographic information is impracticable.

Schedule of Long-lived Assets by Geographic Areas

	December 31, 2017	December 31, 2016
Long-lived assets(1):
United States	$40,550	$39,126
International
United Kingdom	25,287	20,860
Other foreign countries	10,439	12,271
	35,726	33,131
Total	$76,276	$72,257
________________________

(1)	Long-lived assets consists of property and equipment, net.